UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     New York, NY     August 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $195,394 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111    16730   500000 SH       SOLE                   500000        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111      366    55100 SH  CALL SOLE                    55100        0        0
ALCOA INC                      COM              013817101     1625   157300 SH       SOLE                   157300        0        0
AMERICAN EXPRESS CO            COM              025816109     4671   201000 SH       SOLE                   201000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     9000      100 SH       SOLE                      100        0        0
BROOKLINE BANCORP INC DEL      COM              11373M107     1864   200000 SH       SOLE                   200000        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1839    25000 SH       SOLE                    25000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889      356   296600 SH  CALL SOLE                   296600        0        0
CHUBB CORP                     COM              171232101     7976   200000 SH       SOLE                   200000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     4578   100000 SH       SOLE                   100000        0        0
DEERE & CO                     COM              244199105     4994   125000 SH       SOLE                   125000        0        0
DELL INC                       COM              24702R101     4119   300000 SH       SOLE                   300000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     3042    55800 SH       SOLE                    55800        0        0
DIREXION SHS ETF TR            30YR BEAR ETF    25459W532     4036    52500 SH       SOLE                    52500        0        0
DOW CHEM CO                    COM              260543103       96    14800 SH  CALL SOLE                    14800        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     2818   110000 SH       SOLE                   110000        0        0
GENERAL ELECTRIC CO            COM              369604103      139   618800 SH  CALL SOLE                   618800        0        0
HOME DEPOT INC                 COM              437076102     5908   250000 SH       SOLE                   250000        0        0
ISHARES INC                    MSCI BRAZIL      464286400     1059    20000 SH       SOLE                    20000        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1374   100000 SH       SOLE                   100000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     9593   250000 SH       SOLE                   250000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184      194    13000 SH  CALL SOLE                    13000        0        0
JOHNSON & JOHNSON              COM              478160104     4260    75000 SH       SOLE                    75000        0        0
LEUCADIA NATL CORP             COM              527288104     5273   250000 SH       SOLE                   250000        0        0
LEUCADIA NATL CORP             COM              527288104       15     2000 SH  CALL SOLE                     2000        0        0
LOWES COS INC                  COM              548661107     6308   325000 SH       SOLE                   325000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     6842   150000 SH       SOLE                   150000        0        0
MICROSOFT CORP                 COM              594918104     4754   200000 SH       SOLE                   200000        0        0
MONSTER WORLDWIDE INC          COM              611742107     3543   300000 SH       SOLE                   300000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     6532   200000 SH       SOLE                   200000        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3645   250000 SH       SOLE                   250000        0        0
PETROBRAS ENERGIA PARTCPTNS    SP ADR B SHS     71646M102     3370   480000 SH  CALL SOLE                   480000        0        0
PFIZER INC                     COM              717081103     3000   200000 SH       SOLE                   200000        0        0
POTASH CORP SASK INC           COM              73755L107    10235   110000 SH       SOLE                   110000        0        0
PROSHARES TR                   PSHS ULTRA FINL  74347R743     1930   500000 SH       SOLE                   500000        0        0
PROSHARES TR                   PSHS ULTRA QQQ   74347R206     7620   200000 SH       SOLE                   200000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    16549   325000 SH       SOLE                   325000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     3432   220000 SH  CALL SOLE                   220000        0        0
SCHERING PLOUGH CORP           COM              806605101     2512   100000 SH       SOLE                   100000        0        0
SCHLUMBERGER LTD               COM              806857108    12175   225000 SH       SOLE                   225000        0        0
SCHLUMBERGER LTD               COM              806857108      658    50000 SH  CALL SOLE                    50000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2280    25000 SH       SOLE                    25000        0        0
WALGREEN CO                    COM              931422109     2940   100000 SH       SOLE                   100000        0        0
XTO ENERGY INC                 COM              98385X106     1144    30000 SH       SOLE                    30000        0        0